UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-07567

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

(Exact name of registrant as specified in charter)

ONE LINCOLN STREET
4TH FLOOR
BOSTON, MA 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service) David James, Vice President and Managing Counsel State Street Bank and Trust Company 4 Copley Place, 3rd Floor Boston, Massachusetts 02116	Copy to: Philip H. Newman, Esq. Goodwin Procter LLP Exchange Place Boston, MA 02109

Registrant’s telephone number, including area code:  (617)- 662-1742

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2014

Item 1.	Schedule of Investments.

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments
March 31, 2014 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	ASSET BACKED COMMERCIAL PAPER — 4.4%
P-1, A-1	Cancara Asset Securitisation LLC (a)(b)	0.170%	05/02/2014	05/02/2014	$50,000,000	$49,992,681
P-1, A-1	Collateralized Commercial Paper Co. LLC (a)(b)	0.244%	06/05/2014	06/05/2014	50,000,000	49,978,333
P-1, A-1	Collateralized Commercial Paper Co. LLC (a)	0.244%	06/05/2014	06/05/2014	200,000,000	199,913,333
P-1, A-1	Gemini Securitization Corp. LLC (a)(c)	0.220%	04/29/2014	04/29/2014	150,000,000	149,974,333
P-1, A-1+	Kells Funding LLC (a)(b)	0.230%	05/06/2014	05/06/2014	180,000,000	179,959,750
P-1, A-1	Liberty Street Funding LLC (a)(c)	0.180%	04/30/2014	04/30/2014	100,000,000	99,985,500
P-1, A-1	Northern Pines Funding LLC (a)(b)	0.254%	05/29/2014	05/29/2014	115,000,000	114,953,681

TOTAL ASSET BACKED COMMERCIAL PAPER						844,757,611

	FINANCIAL COMPANY COMMERCIAL PAPER — 12.7%
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.233%	04/24/2014	04/24/2014	90,000,000	89,986,775
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.170%	04/25/2014	04/25/2014	60,000,000	59,993,200
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.175%	04/29/2014	04/29/2014	300,000,000	299,959,167
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.180%	05/02/2014	05/02/2014	200,000,000	199,969,000
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.180%	05/29/2014	05/29/2014	75,000,000	74,978,250
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.180%	05/30/2014	05/30/2014	50,000,000	49,985,250
P-1, A-1+	Commonwealth Bank of Australia (a)(c)(d)	0.272%	04/11/2014	07/03/2014	130,000,000	130,000,000
P-1, A-1	DnB Bank ASA (a)(c)	0.193%	05/16/2014	05/16/2014	250,000,000	249,940,625
P-1, A-1	DnB Bank ASA (a)(c)	0.180%	05/21/2014	05/21/2014	150,000,000	149,962,500
P-1, A-1	DnB Bank ASA (a)(c)	0.215%	08/18/2014	08/18/2014	200,000,000	199,833,972
P-1, A-1+	General Electric Capital Corp. (a)	0.220%	04/14/2014	04/14/2014	37,000,000	36,997,060
P-1, A-1+	General Electric Capital Corp. (a)	0.190%	09/17/2014	09/17/2014	40,000,000	39,964,322
P-1, A-1	JP Morgan Securities LLC (a)(c)(d)	0.326%	04/04/2014	02/04/2015	160,000,000	160,000,000
P-1, A-1	JP Morgan Securities LLC (a)(c)(d)	0.327%	04/07/2014	02/06/2015	50,000,000	50,000,000
P-1, A-1+	Nordea Bank AB (a)(c)	0.183%	04/03/2014	04/03/2014	100,000,000	99,999,000
P-1, A-1+	Nordea Bank AB (a)(c)	0.195%	08/22/2014	08/22/2014	100,000,000	99,922,542
P-1, A-1+	Toyota Motor Credit Corp. (a)	0.193%	04/04/2014	04/04/2014	85,000,000	84,998,654
P-1, A-1+	Toyota Motor Credit Corp. (a)	0.190%	06/30/2014	06/30/2014	140,000,000	139,933,500
P-1, A-1+	Westpac Banking Corp. (a)(c)(d)	0.226%	04/14/2014	01/13/2015	50,000,000	50,000,000
P-1, A-1+	Westpac Banking Corp. (a)(c)(d)	0.225%	04/16/2014	01/16/2015	150,000,000	150,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER						2,416,423,817

	CERTIFICATES OF DEPOSIT — 49.5%
P-1, A-1	Bank of Montreal	0.170%	04/21/2014	04/21/2014	200,000,000	200,000,000
P-1, A-1	Bank of Montreal	0.170%	05/08/2014	05/08/2014	50,000,000	50,000,000
P-1, A-1	Bank of Montreal	0.170%	05/13/2014	05/13/2014	240,000,000	240,000,000
P-1, A-1	Bank of Montreal (d)	0.257%	04/22/2014	09/15/2014	115,000,000	115,000,000
P-1, A-1	Bank of Nova Scotia	0.180%	05/14/2014	05/14/2014	190,000,000	190,000,000
P-1, A-1	Bank of Nova Scotia	0.200%	07/14/2014	07/14/2014	100,000,000	100,000,000
P-1, A-1	Bank of Nova Scotia (d)	0.246%	04/07/2014	09/04/2014	137,702,000	137,702,000
P-1, A-1	Bank of Nova Scotia (d)	0.224%	04/10/2014	12/10/2014	175,000,000	175,000,000
P-1, A-1	Bank of Tokyo – Mitsubishi	0.210%	05/16/2014	05/16/2014	300,000,000	300,000,000
P-1, A-1	Bank of Tokyo – Mitsubishi	0.210%	05/27/2014	05/27/2014	250,000,000	250,000,000
P-1, A-1	Bank of Tokyo – Mitsubishi	0.210%	06/11/2014	06/11/2014	200,000,000	200,000,000
P-1, A-1	Bank of Tokyo – Mitsubishi	0.210%	07/22/2014	07/22/2014	150,000,000	150,000,000
P-1, A-1	Barclays Bank (d)	0.435%	04/23/2014	05/23/2014	200,000,000	200,000,000
P-1, A-1	Barclays Bank (d)	0.433%	04/30/2014	05/30/2014	185,000,000	185,000,000
P-1, A-1	Barclays Bank	0.270%	06/06/2014	06/06/2014	240,000,000	240,000,000
P-1, A-1	BNP Paribas	0.280%	04/08/2014	04/08/2014	200,000,000	200,000,000
P-1, A-1	BNP Paribas	0.220%	06/10/2014	06/10/2014	200,000,000	200,000,000

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments – (continued)
March 31, 2014 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	CERTIFICATES OF DEPOSIT - (continued)
P-1, A-1	Canadian Imperial Bank of Commerce (d)	0.275%	04/07/2014	09/02/2014	$82,621,000	$82,621,000
P-1, A-1	Citibank NA	0.210%	08/25/2014	08/25/2014	350,000,000	350,000,000
P-1, A-1	Credit Suisse	0.230%	06/26/2014	06/26/2014	250,000,000	250,000,000
P-1, A-1	Credit Suisse	0.250%	06/27/2014	06/27/2014	101,000,000	101,000,000
P-1, A-1	Deutsche Bank AG	0.290%	05/30/2014	05/30/2014	150,000,000	150,000,000
P-1, A-1	Deutsche Bank AG	0.300%	08/22/2014	08/22/2014	200,000,000	200,000,000
P-1, A-1	DnB Bank ASA	0.190%	05/06/2014	05/06/2014	125,000,000	125,000,000
P-1, A-1	ING Bank NV	0.250%	05/05/2014	05/05/2014	165,000,000	165,000,000
P-1, A-1	ING Bank NV	0.250%	05/06/2014	05/06/2014	115,000,000	115,000,000
P-1, A-1	ING Bank NV	0.250%	05/20/2014	05/20/2014	100,000,000	100,000,000
P-1, A-1+	Nordea Bank AB	0.185%	04/28/2014	04/28/2014	200,000,000	200,000,000
P-1, A-1+	Rabobank Nederland NV	0.246%	06/02/2014	06/02/2014	200,000,000	200,000,000
P-1, A-1+	Rabobank Nederland NV (d)	0.250%	04/07/2014	07/07/2014	180,000,000	180,000,000
P-1, A-1+	Rabobank Nederland NV	0.210%	09/11/2014	09/11/2014	215,000,000	215,000,000
P-1, A-1+	Rabobank Nederland NV (d)	0.244%	05/07/2014	11/07/2014	200,000,000	200,000,000
P-1, A-1+	Royal Bank of Canada (d)	0.235%	04/15/2014	04/15/2014	250,000,000	250,000,000
P-1, A-1+	Royal Bank of Canada (d)	0.275%	04/16/2014	04/16/2014	47,000,000	47,000,000
P-1, A-1	Skandinaviska Enskilda Banken AB	0.190%	06/03/2014	06/03/2014	65,000,000	65,000,000
P-1, A-1	Skandinaviska Enskilda Banken AB	0.230%	06/20/2014	06/20/2014	86,000,000	86,000,000
P-1, A-1	Skandinaviska Enskilda Banken AB	0.230%	07/03/2014	07/03/2014	100,000,000	100,000,000
P-1, A-1	Skandinaviska Enskilda Banken AB	0.230%	07/03/2014	07/03/2014	175,000,000	175,000,000
P-1, A-1	Skandinaviska Enskilda Banken AB (d)	0.246%	04/07/2014	11/07/2014	350,000,000	350,000,000
P-1, A-1	Societe Generale	0.260%	06/06/2014	06/06/2014	250,000,000	250,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.220%	04/25/2014	04/25/2014	350,000,000	350,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.220%	04/28/2014	04/28/2014	175,000,000	175,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.220%	05/27/2014	05/27/2014	150,000,000	150,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.220%	07/24/2014	07/24/2014	200,000,000	200,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.175%	04/02/2014	04/02/2014	100,000,000	100,000,014
P-1, A-1+	Svenska Handelsbanken AB	0.190%	04/04/2014	04/04/2014	180,000,000	180,000,072
P-1, A-1+	Svenska Handelsbanken AB	0.175%	06/03/2014	06/03/2014	300,000,000	300,000,000
P-1, A-1	Swedbank AB (d)	0.257%	04/07/2014	08/06/2014	111,000,000	111,000,000
P-1, A-1	UBS AG	0.260%	05/16/2014	05/16/2014	182,000,000	182,000,000
P-1, A-1	UBS AG	0.220%	07/31/2014	07/31/2014	180,000,000	180,000,000
P-1, A-1+	Wells Fargo Bank NA	0.210%	09/03/2014	09/03/2014	250,000,000	250,000,000
P-1, A-1+	Wells Fargo Bank NA (d)	0.225%	04/14/2014	03/12/2015	125,000,000	125,000,000
P-1, A-1+	Westpac Banking Corp. (d)	0.225%	04/16/2014	01/16/2015	55,000,000	55,000,000

TOTAL CERTIFICATES OF DEPOSIT						9,447,323,086

	OTHER NOTES — 4.6%
P-1, A-1	Bank of America NA	0.210%	05/02/2014	05/02/2014	125,000,000	125,000,000
P-1, A-1	Bank of America NA	0.210%	05/07/2014	05/07/2014	50,000,000	50,000,000
P-1, A-1	JPMorgan Chase Bank NA (d)	0.354%	06/09/2014	04/07/2015	115,000,000	115,000,000
P-1, A-1	JPMorgan Chase Bank NA (d)	0.317%	04/22/2014	04/22/2015	85,000,000	85,000,000
P-1, A-1	Natixis	0.050%	04/01/2014	04/01/2014	190,000,000	190,000,000
P-1, A-1+	Royal Bank of Canada (b)(d)	0.290%	04/07/2014	04/07/2015	70,000,000	70,000,000
P-1, A-1+	Svenska Handelsbanken AB (b)(d)	0.284%	04/28/2014	09/26/2014	75,000,000	75,000,000
P-1, A-1+	Wells Fargo Bank NA (d)	0.285%	06/10/2014	04/10/2015	70,000,000	70,000,000

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments – (continued)
March 31, 2014 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	OTHER NOTES - (continued)
P-1, A-1+	Wells Fargo Bank NA (d)	0.327%	04/22/2014	04/20/2015	$96,000,000	$96,000,000

TOTAL OTHER NOTES						876,000,000

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 5.6%
P-1, A-1	Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 03/26/2014 (collateralized by various U.S. Government Obligations, 2.301% - 7.000% due 09/25/2022 - 11/01/2043 valued at $102,000,001); expected proceeds $100,001,167	0.060%	04/02/2014	04/02/2014	100,000,000	100,000,000
P-1, A-1	Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 03/28/2014 (collateralized by various U.S. Government Obligations, 0.654% - 5.500% due 04/01/2029 - 08/15/2042 valued at $51,000,000); expected proceeds $50,000,486	0.050%	04/04/2014	04/04/2014	50,000,000	50,000,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/28/2014 (collateralized by various U.S. Government Obligations, 0.000% - 4.375% due 04/30/2014 - 02/19/2016 and U.S. Treasury Strips, 0.000% - 3.750% due 05/15/2014 - 11/15/2043 valued at $127,500,066); expected proceeds $125,001,215	0.050%	04/04/2014	04/04/2014	125,000,000	125,000,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/28/2014 (collateralized by various U.S. Government Obligations, 2.500% - 6.000% due 02/01/2022 - 02/15/2044 valued at $102,000,001); expected proceeds $100,001,167	0.060%	04/04/2014	04/04/2014	100,000,000	100,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/25/2014 (collateralized by various U.S. Government Obligations, 3.000% - 4.500% due 10/01/2026 - 05/01/2040 valued at $255,000,001); expected proceeds $250,002,431	0.050%	04/01/2014	04/01/2014	250,000,000	250,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/26/2014 (collateralized by various U.S. Government Obligations, 0.350% - 5.380% due 02/09/2015 - 12/08/2028 valued at $204,000,632); expected proceeds $200,001,944	0.050%	04/02/2014	04/02/2014	200,000,000	200,000,000

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments – (continued)
March 31, 2014 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
NR, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/27/2014 (collateralized by various U.S. Government Obligations, 3.500% - 4.000% due 12/01/2026 - 03/01/2043 valued at $204,000,000); expected proceeds $200,001,944	0.050%	04/03/2014	04/03/2014	$200,000,000	$200,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/28/2014 (collateralized by various U.S. Government Obligations, 1.250% - 6.000% due 09/28/2016 - 04/18/2036 valued at $51,000,712); expected proceeds $50,000,486	0.050%	04/04/2014	04/04/2014	50,000,000	50,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						1,075,000,000

TREASURY REPURCHASE AGREEMENTS — 17.7%
NR, A-1	Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 01/15/2014 (collateralized by a U.S. Treasury Bond, 1.875% due 07/15/2019 valued at $102,003,454); expected proceeds $100,095,000	0.380%	04/15/2014	04/15/2014	100,000,000	100,000,000
NR, A-1	Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 02/28/2014 (collateralized by various U.S. Treasury Bonds, 0.125% - 1.875% due 04/15/2016 - 07/15/2019 valued at $102,002,763); expected proceeds $100,097,500	0.390%	05/29/2014	05/29/2014	100,000,000	100,000,000
NR, A-1+	Agreement with Federal Reserve Bank of New York and The Bank of New York Mellon (Tri-Party), dated 03/31/2014 (collateralized by a U.S. Treasury Strip, 1.625% due 11/15/2022 valued at $3,175,004,422); expected proceeds $3,175,004,410	0.050%	04/01/2014	04/01/2014	3,175,000,000	3,175,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS						3,375,000,000

	OTHER REPURCHASE AGREEMENTS — 2.5%
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/12/2014 (collateralized by a Common Stock and U.S. Treasury Strips, 1.500% - 5.375% due 03/31/2019 - 02/15/2031 valued at $56,334,740); expected proceeds $55,085,250	0.620%	04/01/2014	06/10/2014	55,000,000	55,000,000

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments – (continued)
March 31, 2014 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	OTHER REPURCHASE AGREEMENTS - (continued)
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/27/2014 (collateralized by various Common Stocks, Corporate Bonds, 0.623% - 7.750% due 02/15/2018 - 09/23/2035 and a U.S. Treasury Strip, 1.000% due 05/15/2014 valued at $159,213,101); expected proceeds $150,232,500	0.620%	04/01/2014	06/25/2014	$150,000,000	$150,000,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/31/2014 (collateralized by various Common Stocks valued at $17,280,001); expected proceeds $16,000,107	0.240%	04/01/2014	04/01/2014	16,000,000	16,000,000
P-1, A-1	Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 03/25/2014 (collateralized by various Common Stocks valued at $189,017,169); expected proceeds $175,059,111	0.320%	04/01/2014	05/02/2014	175,000,000	175,000,000
P-1, A-1	Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/14/2014 (collateralized by various Common Stocks and Corporate Bonds, 0.020% - 8.750% due 09/15/2015 - 12/10/2049 valued at $32,380,965); expected proceeds $30,035,403	0.357%	04/11/2014	07/11/2014	30,000,000	30,000,000
NR, A-1	Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 03/06/2014 (collateralized by various Common Stocks and Corporate Bonds, 0.409% - 7.125% due 01/27/2015 - 01/11/2047 valued at $59,164,201); expected proceeds $55,014,178	0.290%	04/01/2014	04/07/2014	55,000,000	55,000,000

TOTAL OTHER REPURCHASE AGREEMENTS						481,000,000

TOTAL INVESTMENTS(e)(f)† — 97.0%						18,515,504,514
Other Assets in Excess of Liabilities — 3.0%						573,881,767
NET ASSETS — 100.0%						$19,089,386,281

(a)	For Commercial Paper categories, rate shown is the discount rate at time of purchase
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 6.89% of net assets as of March 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)
Section 4(2) of the Securities Act of 1933 Commercial Paper. The Fund's Portfolio Manager has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. These securities represent 8.33% of net assets as of March 31, 2014.

(d)	Floating Rate Security - Interest rate shown is rate in effect at March 31, 2014
(e)	Also represents the cost for federal tax purposes
(f)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments – (continued)
March 31, 2014 (Unaudited)

†
Security Valuation: The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act.  This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

*	Moody's rating, Standard & Poor's rating, respectively

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments – (continued)
March 31, 2014 (Unaudited)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs	18,515,504,514
Level 3 – Significant Unobservable Inputs	-
Total	$18,515,504,514

As of the three months ended March 31, 2014, there were no transfers between levels.

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Schedule of Investments
March 31, 2014 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	TREASURY DEBT — 49.3%
P-1, A-1+	U.S. Treasury Bill (a)	0.063%	04/10/2014	04/10/2014	$100,000,000	$99,998,437
P-1, A-1+	U.S. Treasury Bill (a)	0.065%	04/10/2014	04/10/2014	100,000,000	99,998,375
P-1, A-1+	U.S. Treasury Bill (a)	0.050%	04/24/2014	04/24/2014	500,000,000	499,984,028
P-1, A-1+	U.S. Treasury Bill (a)	0.105%	04/24/2014	04/24/2014	54,000,000	53,996,378
P-1, A-1+	U.S. Treasury Bill (a)	0.110%	04/24/2014	04/24/2014	147,000,000	146,989,669
P-1, A-1+	U.S. Treasury Bill (a)	0.100%	05/15/2014	05/15/2014	58,000,000	57,992,911
P-1, A-1+	U.S. Treasury Bill (a)	0.105%	05/15/2014	05/15/2014	142,000,000	141,981,777
P-1, A-1+	U.S. Treasury Bill (a)	0.053%	06/12/2014	06/12/2014	62,000,000	61,993,490
P-1, A-1+	U.S. Treasury Bill (a)	0.055%	06/12/2014	06/12/2014	38,000,000	37,995,820
P-1, A-1+	U.S. Treasury Bill (a)	0.045%	07/03/2014	07/03/2014	250,000,000	249,972,751
P-1, A-1+	U.S. Treasury Bill (a)	0.078%	08/28/2014	08/28/2014	100,000,000	99,967,923
P-1, A-1+	U.S. Treasury Bill (a)	0.085%	09/11/2014	09/11/2014	100,000,000	99,961,514

TOTAL TREASURY DEBT						1,650,833,073

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 49.4%
P-1, A-1	Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 03/31/2014 (collateralized by various U.S. Government Obligations, 2.500% - 4.500% due 02/01/2027 - 03/01/2043 valued at $156,060,000); expected proceeds $153,000,340	0.080%	04/01/2014	04/01/2014	153,000,000	153,000,000
P-1, A-1	Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 03/31/2014 (collateralized by various U.S. Government Obligations, 3.000% - 4.500% due 09/01/2028 - 03/01/2044 valued at $76,500,001); expected proceeds $75,000,083	0.040%	04/01/2014	04/01/2014	75,000,000	75,000,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/31/2014 (collateralized by various U.S. Government Obligations, 2.000% - 6.500% due 12/15/2017 - 08/15/2053 valued at $229,500,001); expected proceeds $225,000,438	0.070%	04/01/2014	04/01/2014	225,000,000	225,000,000
P-1, A-1	Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 03/31/2014 (collateralized by various U.S. Government Obligations, 2.500% - 6.000% due 02/01/2023 - 01/01/2048 valued at $115,260,000); expected proceeds $113,000,188	0.060%	04/01/2014	04/01/2014	113,000,000	113,000,000

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Schedule of Investments – (continued)
March 31, 2014 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
NR, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/31/2014 (collateralized by various U.S. Government Obligations, 3.500% - 4.000% due 07/01/2042 - 11/01/2043 valued at $157,080,001); expected proceeds $154,000,342	0.080%	04/01/2014	04/01/2014	$154,000,000	$154,000,000
NR, A-1	Agreement with ING Financial Markets, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/31/2014 (collateralized by various U.S. Government Obligations, 2.500% - 6.000% due 01/01/2026 - 11/01/2050 valued at $178,502,156); expected proceeds $175,000,340	0.070%	04/01/2014	04/01/2014	175,000,000	175,000,000
P-1, A-1	Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party, dated 03/31/2014 (collateralized by various U.S. Government Obligations, 2.000% - 7.500% due 04/01/2014 - 03/01/2044 valued at $102,004,601); expected proceeds $100,000,250	0.090%	04/01/2014	04/01/2014	100,000,000	100,000,000
NR, NR	Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/31/2014 (collateralized by various U.S. Government Obligations, 3.500% - 4.000% due 11/01/2041 - 01/01/2044 valued at $97,924,080); expected proceeds $96,004,187	0.070%	04/01/2014	04/01/2014	96,004,000	96,004,000
NR, A-1	Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 03/31/2014 (collateralized by various U.S. Government Obligations, 2.500% - 6.500% due 05/01/2019 - 01/01/2044 valued at $306,000,001); expected proceeds $300,000,833	0.100%	04/01/2014	04/01/2014	300,000,000	300,000,000

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Schedule of Investments – (continued)
March 31, 2014 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
P-1, A-1+	Agreement with RBC Capital Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/31/2014 (collateralized by various U.S. Government Obligations, 3.000% - 4.500% due 09/01/2028 - 03/01/2044 valued at $268,260,000); expected proceeds $263,000,511	0.070%	04/01/2014	04/01/2014	$263,000,000	$263,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						1,654,004,000

	TREASURY REPURCHASE AGREEMENTS — 7.9%
NR, A-1	Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/31/2014 (collateralized by U.S. Treasury Strips, 0.625% - 3.625% due 01/15/2024 - 04/15/2028 valued at $29,580,019); expected proceeds $29,000,048	0.060%	04/01/2014	04/01/2014	29,000,000	29,000,000
P-1, A-1	Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 03/31/2014 (collateralized by U.S. Treasury Strips, 1.125% - 2.625% due 05/31/2019 - 11/15/2020 valued at $178,516,976); expected proceeds $175,000,292	0.060%	04/01/2014	04/01/2014	175,000,000	175,000,000
NR, NR	Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/31/2014 (collateralized by a U.S. Treasury Strip, 2.000% due 02/28/2021 valued at $61,200,007); expected proceeds $60,000,083	0.050%	04/01/2014	04/01/2014	60,000,000	60,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS						264,000,000

TOTAL INVESTMENTS(b)(c)† — 106.6%						3,568,837,073
Other Liabilities in Excess of Assets — (6.6)%						(222,130,553)
NET ASSETS — 100.0%						$3,346,706,520

(a)	Rate represents annualized yield at date of purchase
(b)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures
(c)	Also represents the cost for federal tax purposes
†
Security Valuation: The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act.  This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

*	Moody's rating, Standard & Poor's rating, respectively

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Schedule of Investments – (continued)
March 31, 2014 (Unaudited)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs	3,568,837,073
Level 3 – Significant Unobservable Inputs	-
Total	$3,568,837,073

As of the three months ended March 31, 2014, there were no transfers between levels.

State Street Navigator Securities Lending MET Portfolio
Schedule of Investments
March 31, 2014 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	ASSET BACKED COMMERCIAL PAPER — 6.9%
P-1, A-1	Cancara Asset Securitisation LLC (a)(b)	0.170%	05/02/2014	05/02/2014	$50,000,000	$49,992,681
P-1, A-1	Collateralized Commercial Paper Co. LLC (a)	0.240%	04/17/2014	04/17/2014	60,000,000	59,993,600
P-1, A-1	Collateralized Commercial Paper Co. LLC (a)(b)	0.244%	04/17/2014	04/17/2014	20,000,000	19,997,867
P-1, A-1	Collateralized Commercial Paper Co. LLC (a)(b)	0.244%	06/05/2014	06/05/2014	100,000,000	99,956,667
P-1, A-1	Gemini Securitization Corp. LLC (a)(c)	0.220%	05/05/2014	05/05/2014	25,000,000	24,994,806
P-1, A-1	Gemini Securitization Corp. LLC (a)(c)	0.230%	05/27/2014	05/27/2014	20,000,000	19,992,844
P-1, A-1+	Kells Funding LLC (a)(b)	0.230%	04/30/2014	04/30/2014	75,000,000	74,986,104
P-1, A-1+	Kells Funding LLC (a)(b)	0.220%	08/08/2014	08/08/2014	50,000,000	49,960,583
P-1, A-1	Liberty Funding LLC (a)(c)	0.190%	05/27/2014	05/27/2014	100,000,000	99,970,444
P-1, A-1	Northern Pines Funding LLC (a)(b)	0.254%	05/29/2014	05/29/2014	115,000,000	114,953,680
P-1, A-1	Northern Pines Funding LLC (a)(b)	0.270%	07/25/2014	07/25/2014	25,000,000	24,978,438

TOTAL ASSET BACKED COMMERCIAL PAPER						639,777,714

	FINANCIAL COMPANY COMMERCIAL PAPER — 11.7%
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.180%	05/02/2014	05/02/2014	100,000,000	99,984,500
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.175%	05/05/2014	05/05/2014	150,000,000	149,975,209
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.180%	05/29/2014	05/29/2014	50,000,000	49,985,500
P-1, A-1+	Commonwealth Bank of Australia (a)(c)(d)	0.272%	04/11/2014	07/03/2014	73,000,000	73,000,000
P-1, A-1	DnB Bank ASA (a)(c)	0.180%	05/21/2014	05/21/2014	100,000,000	99,975,000
P-1, A-1+	General Electric Capital Corp. (a)	0.220%	04/14/2014	04/14/2014	22,500,000	22,498,213
P-1, A-1+	General Electric Capital Corp. (a)	0.213%	08/05/2014	08/05/2014	30,000,000	29,977,950
P-1, A-1	JP Morgan Securities LLC (a)(c)(d)	0.326%	04/04/2014	02/04/2015	90,000,000	90,000,000
P-1, A-1	JP Morgan Securities LLC (a)(c)(d)	0.327%	04/07/2014	02/06/2015	30,000,000	30,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp. (a)(c)	0.220%	05/19/2014	05/19/2014	150,000,000	149,956,000
P-1, A-1	Sumitomo Mitsui Banking Corp. (a)(c)	0.220%	05/29/2014	05/29/2014	150,000,000	149,946,833
P-1, A-1+	Toyota Motor Credit Corp. (a)	0.193%	04/04/2014	04/04/2014	50,000,000	49,999,208
P-1, A-1+	Westpac Banking Corp. (a)(c)(d)	0.225%	04/16/2014	01/16/2015	45,000,000	45,000,000
P-1, A-1+	Westpac Banking Corp. (a)(c)(d)	0.225%	04/04/2014	03/04/2015	55,000,000	54,998,112

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER						1,095,296,525

	CERTIFICATES OF DEPOSIT — 45.8%
P-1, A-1	Bank of Montreal	0.170%	05/07/2014	05/07/2014	100,000,000	100,000,000
P-1, A-1	Bank of Montreal	0.170%	05/08/2014	05/08/2014	50,000,000	50,000,000
P-1, A-1	Bank of Montreal	0.170%	05/13/2014	05/13/2014	100,000,000	100,000,000
P-1, A-1	Bank of Montreal	0.170%	05/14/2014	05/14/2014	75,000,000	75,000,000
P-1, A-1	Bank of Montreal (d)	0.257%	04/22/2014	09/15/2014	70,000,000	70,000,000
P-1, A-1	Bank of Nova Scotia (d)	0.246%	04/07/2014	09/04/2014	87,298,000	87,298,000
P-1, A-1	Bank of Nova Scotia (d)	0.224%	04/10/2014	12/10/2014	75,000,000	75,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.210%	06/27/2014	06/27/2014	175,000,000	175,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.210%	07/01/2014	07/01/2014	175,000,000	175,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.210%	07/22/2014	07/22/2014	50,000,000	50,000,000
P-1, A-1	Barclays Bank (d)	0.433%	04/30/2014	05/30/2014	115,000,000	115,000,000
P-1, A-1	Barclays Bank	0.270%	06/06/2014	06/06/2014	100,000,000	100,000,000
P-1, A-1	Barclays Bank (d)	0.374%	04/09/2014	09/09/2014	100,000,000	100,000,000
P-1, A-1	BNP Paribas	0.280%	04/08/2014	04/08/2014	85,000,000	85,000,000
P-1, A-1	BNP Paribas	0.220%	06/10/2014	06/10/2014	75,000,000	75,000,000
P-1, A-1	Canadian Imperial Bank of Commerce (d)	0.275%	04/07/2014	09/02/2014	52,379,000	52,379,000
P-1, A-1	Citibank NA	0.210%	08/25/2014	08/25/2014	200,000,000	200,000,000
P-1, A-1+	Commonwealth Bank of Australia	0.220%	05/06/2014	05/06/2014	30,000,000	30,000,000

State Street Navigator Securities Lending MET Portfolio
Schedule of Investments – (continued)
March 31, 2014 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	CERTIFICATES OF DEPOSIT - (continued)
P-1, A-1	Credit Suisse	0.230%	06/26/2014	06/26/2014	$125,000,000	$125,000,000
P-1, A-1	Credit Suisse	0.250%	06/27/2014	06/27/2014	58,000,000	58,000,000
P-1, A-1	Deutsche Bank AG	0.300%	08/22/2014	08/22/2014	250,000,000	250,000,000
P-1, A-1	DnB Bank ASA	0.190%	05/06/2014	05/06/2014	80,000,000	80,000,000
P-1, A-1	ING Bank NV	0.250%	05/05/2014	05/05/2014	10,000,000	10,000,000
P-1, A-1	ING Bank NV	0.250%	05/06/2014	05/06/2014	10,000,000	10,000,000
P-1, A-1	ING Bank NV	0.250%	06/06/2014	06/06/2014	50,000,000	50,000,000
P-1, A-1	ING Bank NV	0.240%	06/13/2014	06/13/2014	287,000,000	287,000,000
P-1, A-1+	Nordea Bank AB	0.185%	04/28/2014	04/28/2014	175,000,000	175,000,000
P-1, A-1+	Rabobank Nederland NV (d)	0.250%	04/07/2014	07/07/2014	120,000,000	120,000,000
P-1, A-1+	Rabobank Nederland NV	0.210%	09/11/2014	09/11/2014	150,000,000	150,000,000
P-1, A-1+	Rabobank Nederland NV (d)	0.244%	05/07/2014	11/07/2014	120,000,000	120,000,000
P-1, A-1+	Royal Bank of Canada (d)	0.274%	04/09/2014	04/09/2014	51,000,000	51,000,000
P-1, A-1	Skandinaviska Enskilda Banken AB	0.190%	06/03/2014	06/03/2014	30,000,000	30,000,000
P-1, A-1	Skandinaviska Enskilda Banken AB (d)	0.246%	04/07/2014	11/07/2014	200,000,000	200,000,000
P-1, A-1	Societe Generale	0.260%	06/06/2014	06/06/2014	175,000,000	175,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.175%	04/02/2014	04/02/2014	50,000,000	50,000,007
P-1, A-1+	Svenska Handelsbanken AB	0.190%	04/04/2014	04/04/2014	53,000,000	53,000,021
P-1, A-1	Swedbank AB (d)	0.257%	04/07/2014	08/06/2014	70,000,000	70,000,000
P-1, A-1	UBS AG	0.260%	05/16/2014	05/16/2014	106,000,000	106,000,000
P-1, A-1	UBS AG	0.220%	07/31/2014	07/31/2014	100,000,000	100,000,000
P-1, A-1+	Wells Fargo Bank NA	0.210%	09/03/2014	09/03/2014	150,000,000	150,000,000
P-1, A-1+	Wells Fargo Bank NA (d)	0.225%	04/14/2014	03/12/2015	100,000,000	100,000,000
P-1, A-1+	Westpac Banking Corp. (d)	0.225%	04/16/2014	01/16/2015	35,000,000	35,000,000

TOTAL CERTIFICATES OF DEPOSIT						4,269,677,028

	OTHER NOTES — 9.1%
P-1, A-1	Bank of America NA	0.210%	05/02/2014	05/02/2014	90,000,000	90,000,000
P-1, A-1	Bank of America NA	0.210%	06/25/2014	06/25/2014	75,000,000	75,000,000
P-1, A-1	JPMorgan Chase Bank NA (d)	0.354%	06/09/2014	04/07/2015	75,000,000	75,000,000
P-1, A-1	Natixis	0.050%	04/01/2014	04/01/2014	350,000,000	350,000,000
P-1, A-1	Natixis	0.050%	04/01/2014	04/01/2014	75,000,000	75,000,000
P-1, A-1+	Royal Bank of Canada (b)(d)	0.290%	04/07/2014	04/07/2015	40,000,000	40,000,000
P-1, A-1+	Svenska Handelsbanken AB (b)(d)	0.284%	04/28/2014	09/26/2014	45,000,000	45,000,000
P-1, A-1+	Wells Fargo Bank NA (d)	0.285%	06/10/2014	04/10/2015	40,000,000	40,000,000
P-1, A-1+	Wells Fargo Bank NA (d)	0.327%	04/22/2014	04/20/2015	59,000,000	59,000,000

TOTAL OTHER NOTES						849,000,000

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 13.0%
P-1, A-1	Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 03/31/2014 (collateralized by various U.S. Government Obligations, 3.500% - 4.500% due 03/01/2026 - 03/01/2044 valued at $73,440,000); expected proceeds $72,000,160	0.080%	04/01/2014	04/01/2014	72,000,000	72,000,000

State Street Navigator Securities Lending MET Portfolio
Schedule of Investments – (continued)
March 31, 2014 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/28/2014 (collateralized by various U.S. Government Obligations, 0.000% - 5.375% due 04/07/2014 - 10/26/2017 and U.S. Treasury Strips, 0.000% - 3.375% due 08/21/2014 - 03/31/2021 valued at $127,500,003); expected proceeds $125,001,215	0.050%	04/04/2014	04/04/2014	$125,000,000	$125,000,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/28/2014 (collateralized by various U.S. Government Obligations, 2.000% - 6.500% due 05/01/2017 - 10/01/2043 valued at $51,000,000); expected proceeds $50,000,583	0.060%	04/04/2014	04/04/2014	50,000,000	50,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/26/2014 (collateralized by various U.S. Government Obligations, 3.500% - 4.500% due 07/20/2041 - 01/15/2044 valued at $102,000,000); expected proceeds $100,000,972	0.050%	04/02/2014	04/02/2014	100,000,000	100,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/27/2014 (collateralized by various U.S. Government Obligations, 3.000% - 4.500% due 09/01/2027 - 01/01/2042 valued at $255,000,000); expected proceeds $250,002,431	0.050%	04/03/2014	04/03/2014	250,000,000	250,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/31/2014 (collateralized by a U.S. Government Obligation, 3.500% due 05/01/2042 valued at $51,000,000); expected proceeds $50,000,111	0.080%	04/01/2014	04/01/2014	50,000,000	50,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/31/2014 (collateralized by various U.S. Government Obligations, 3.500% - 5.500% due 05/15/2040 - 12/20/2042 valued at $102,000,000); expected proceeds $100,001,167	0.060%	04/07/2014	04/07/2014	100,000,000	100,000,000

State Street Navigator Securities Lending MET Portfolio
Schedule of Investments – (continued)
March 31, 2014 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
NR, A-1	Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 03/31/2014 (collateralized by various U.S. Government Obligations, 2.500% - 7.000% due 02/01/2026 - 03/01/2044 valued at $453,900,001); expected proceeds $445,001,236	0.100%	04/01/2014	04/01/2014	$445,000,000	$445,000,000
NR, NR	Agreement with Societe Generale and The Bank of New York Mellon (Tri-Party), dated 03/31/2014 (collateralized by various U.S. Government Obligations, 2.500% - 3.500% due 01/01/2028 - 06/01/2042 valued at $19,691,100); expected proceeds $19,305,032	0.060%	04/01/2014	04/01/2014	19,305,000	19,305,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						1,211,305,000

	TREASURY REPURCHASE AGREEMENTS — 9.2%
NR, A-1	Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/31/2014 (collateralized by a U.S. Treasury Strip, 0.625% due 08/15/2016 valued at $70,380,058); expected proceeds $69,000,115	0.060%	04/01/2014	04/01/2014	69,000,000	69,000,000
P-1, A-1	Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 03/31/2014 (collateralized by a U.S. Treasury Strip, 0.375% due 03/31/2016 valued at $204,000,053); expected proceeds $200,000,278	0.050%	04/01/2014	04/01/2014	200,000,000	200,000,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/12/2014 (collateralized by a U.S. Treasury Strip, 0.250% due 10/31/2015 valued at $25,500,024); expected proceeds $25,038,750	0.620%	04/01/2014	06/10/2014	25,000,000	25,000,000
P-1, A-1	Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 03/31/2014 (collateralized by various U.S. Treasury Strips, 0.500% - 2.750% due 05/31/2017 - 11/15/2042 valued at $331,500,033); expected proceeds $325,000,451	0.050%	04/01/2014	04/01/2014	325,000,000	325,000,000

State Street Navigator Securities Lending MET Portfolio
Schedule of Investments – (continued)
March 31, 2014 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost

	TREASURY REPURCHASE AGREEMENTS - (continued)
NR, A-1+	Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/27/2014 (collateralized by a U.S. Treasury Bond, 10.625% due 08/15/2015 and U.S. Treasury Notes, 0.000% - 3.250% due 01/15/2015 - 02/15/2024 valued at $204,003,058); expected proceeds $200,001,556	0.040%	04/03/2014	04/03/2014	$200,000,000	$200,000,000
NR, A-1+	Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/31/2014 (collateralized by a U.S. Treasury Bond, 6.500% due 11/15/2026 and U.S. Treasury Notes, 0.375% - 2.000% due 01/31/2016 - 02/15/2022 valued at $44,413,348); expected proceeds $43,539,060	0.050%	04/01/2014	04/01/2014	43,539,000	43,539,000

TOTAL TREASURY REPURCHASE AGREEMENTS						862,539,000

	OTHER REPURCHASE AGREEMENTS — 1.6%
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/27/2014 (collateralized by various Common Stocks, Corporate Bonds, 0.623% - 8.125% due 02/15/2018 - 12/31/2099 and U.S. Treasury Strips, 0.375% - 2.000% due 11/15/2014 - 07/31/2014 valued at $157,300,980); expected proceeds $150,232,500	0.620%	04/01/2014	06/25/2014	150,000,000	150,000,000

TOTAL INVESTMENTS(e)(f)† — 97.3%						9,077,595,267
Other Assets in Excess of Liabilities — 2.7%						256,501,784
NET ASSETS — 100.0%						$9,334,097,051

(a)	For Commercial Paper categories, rate shown is the discount rate at time of purchase
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 8.78% of net assets as of March 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)
Section 4(2) of the Securities Act of 1933 Commercial Paper. The Fund's Portfolio Manager has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. These securities represent 8.98% of net assets as of March 31, 2014.

(d)	Floating Rate Security - Interest rate shown is rate in effect at March 31, 2014
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures
(f)	Also represents the cost for federal tax purposes
†
Security Valuation: The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act.  This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

*	Moody's rating, Standard & Poor's rating, respectively

State Street Navigator Securities Lending MET Portfolio
Schedule of Investments – (continued)
March 31, 2014 (Unaudited)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs	9,077,595,267
Level 3 – Significant Unobservable Inputs	-
Total	$9,077,595,267

As of the three months ended March 31, 2014, there were no transfers between levels.

Item 2.	Controls and Procedures.

(a)      The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)      The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	May 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President
(Principal Executive Officer)

Date:	May 21, 2014

By:	/s/ Laura F. Dell
Laura F. Dell
Treasurer
(Principal Financial Officer)

Date:	May 21, 2014